Schedule of Investments - InfraCap REIT Preferred ETF

July 31, 2022 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 98.9%
Financials - 30.2%
ACRES Commercial Realty Corp., Series C, 8.63%	11,491	$230,509
AG Mortgage Investment Trust, Inc., Series B, 8.00%	8,871	174,797
AG Mortgage Investment Trust, Inc., Series C, 8.00%	14,855	295,616
AGNC Investment Corp., Series C, 7.00%	29,070	703,785
AGNC Investment Corp., Series D, 6.88%	21,489	468,460
AGNC Investment Corp., Series E, 6.50%	36,002	814,365
AGNC Investment Corp., Series F, 6.13%	51,402	1,145,751
Annaly Capital Management, Inc., Series F, 6.95%	64,300	1,555,417
Annaly Capital Management, Inc., Series G, 6.50%	36,913	823,898
Annaly Capital Management, Inc., Series I, 6.75%	39,503	931,086
Arbor Realty Trust, Inc., Series D, 6.38%	20,928	445,557
Arbor Realty Trust, Inc., Series E, 6.25%	13,081	274,963
ARMOUR Residential REIT, Inc., Series C, 7.00%	15,900	360,135
Chimera Investment Corp., Series A, 8.00%	13,589	301,676
Chimera Investment Corp., Series B, 8.00%	29,257	643,654
Chimera Investment Corp., Series C, 7.75%	23,988	522,459
Chimera Investment Corp., Series D, 8.00%	19,013	412,772
Invesco Mortgage Capital, Inc., Series B, 7.75%	14,493	313,194
Invesco Mortgage Capital, Inc., Series C, 7.50%	26,008	596,884
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	29,260	656,302
MFA Financial, Inc., Series B, 7.50%	18,410	390,292
MFA Financial, Inc., Series C, 6.50%	25,081	492,591
New Residential Investment Corp., Series A, 7.50%	14,192	322,017
New Residential Investment Corp., Series B, 7.13%	25,794	574,432
New Residential Investment Corp., Series C, 6.38%	36,715	738,706
New Residential Investment Corp., Series D, 7.00%	42,418	941,255
New York Mortgage Trust, Inc., Series D, 8.00%	14,376	291,833
New York Mortgage Trust, Inc., Series E, 7.88%	16,885	361,508
New York Mortgage Trust, Inc., Series F, 6.88%	11,617	235,360
PennyMac Mortgage Investment Trust, Series A, 8.13%	10,670	264,296
PennyMac Mortgage Investment Trust, Series B, 8.00%	17,608	445,658
PennyMac Mortgage Investment Trust, Series C, 6.75%	22,535	480,221
Ready Capital Corp., 5.75%	17,506	418,043
Ready Capital Corp., Series E, 6.50%	10,356	207,016
TPG RE Finance Trust, Inc., Series C, 6.25%	18,008	340,351
Two Harbors Investment Corp., Series A, 8.13%	13,693	328,495

Security Description	Shares	Value

PREFERRED STOCKS (continued)
Financials (continued)
Two Harbors Investment Corp., Series B, 7.63%	26,766	$598,755
Two Harbors Investment Corp., Series C, 7.25%	27,470	593,077
Total Financials		19,695,186

Real Estate - 68.7%
Agree Realty Corp., Series A, 4.25%	31,537	620,964
American Homes 4 Rent, Series G, 5.88%	20,724	526,182
American Homes 4 Rent, Series H, 6.25%	18,639	481,073
Armada Hoffler Properties, Inc., Series A, 6.75%	30,831	792,973
Cedar Realty Trust, Inc., Series C, 6.50%	23,307	155,458
Centerspace, Series C, 6.63%	4,808	127,027
City Office REIT, Inc., Series A, 6.63%	20,634	481,598
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	24,403	492,453
DiamondRock Hospitality Co., 8.25%	21,447	577,997
Digital Realty Trust, Inc., Series J, 5.25%	36,046	911,243
Digital Realty Trust, Inc., Series K, 5.85%	37,846	984,753
Digital Realty Trust, Inc., Series L, 5.20%	57,512	1,443,551
DigitalBridge Group, Inc., Series H, 7.13%	41,022	983,297
DigitalBridge Group, Inc., Series I, 7.15%	63,903	1,538,784
DigitalBridge Group, Inc., Series J, 7.13%	57,821	1,387,126
Diversified Healthcare Trust, 5.63%	65,085	1,100,587
Diversified Healthcare Trust, 6.25%	46,282	838,167
EPR Properties, Series G, 5.75%	27,032	649,849
Federal Realty OP LP, Series C, 5.00%	24,697	628,786
Global Net Lease, Inc., Series A, 7.25%	31,189	803,741
Global Net Lease, Inc., Series B, 6.88%	20,650	504,892
Healthcare Trust, Inc., Series A, 7.38%	18,405	457,364
Hersha Hospitality Trust, Series D, 6.50%	57,245	1,215,884
Hersha Hospitality Trust, Series E, 6.50%	21,093	442,742
Kimco Realty Corp., Series L, 5.13%	40,584	1,002,425
Kimco Realty Corp., Series M, 5.25%	45,286	1,140,754
National Storage Affiliates Trust, Series A, 6.00%	38,860	979,272
Necessity Retail REIT, Inc., Series A, 7.50%	36,813	905,600
Necessity Retail REIT, Inc., Series C, 7.38%	21,536	528,278
Office Properties Income Trust, 6.38%	29,915	737,106
Pebblebrook Hotel Trust, Series F, 6.30%	27,187	611,707
Pebblebrook Hotel Trust, Series G, 6.38%	42,628	969,787
Pebblebrook Hotel Trust, Series H, 5.70%	45,643	914,229
PS Business Parks, Inc., Series X, 5.25%	42,274	831,952
PS Business Parks, Inc., Series Y, 5.20%	36,990	728,333
PS Business Parks, Inc., Series Z, 4.88%	60,120	1,141,078
Public Storage, Series F, 5.15%	24,386	626,964
Public Storage, Series G, 5.05%	26,124	664,072
Public Storage, Series H, 5.60%	24,555	652,426
Public Storage, Series I, 4.88%	27,629	697,080
Public Storage, Series J, 4.70%	22,534	548,027
Public Storage, Series K, 4.75%	20,028	497,696
Public Storage, Series L, 4.63%	47,762	1,157,751
Public Storage, Series N, 3.88%	24,467	483,468
Public Storage, Series O, 3.90%	14,803	290,583
Public Storage, Series P, 4.00%	52,419	1,046,807
Public Storage, Series Q, 3.95%	12,516	250,695
SITE Centers Corp., Series A, 6.38%	31,438	810,786

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

July 31, 2022 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)
Real Estate (continued)
Spirit Realty Capital, Inc., Series A, 6.00%	31,086	$804,506
Summit Hotel Properties, Inc., Series E, 6.25%	29,630	612,165
Summit Hotel Properties, Inc., Series F, 5.88%	18,508	376,083
Sunstone Hotel Investors, Inc., Series H, 6.13%	21,297	494,090
Sunstone Hotel Investors, Inc., Series I, 5.70%	18,121	402,649
UMH Properties, Inc., Series D, 6.38%	34,684	883,748
Vornado Realty Trust, Series L, 5.40%	53,603	1,280,576
Vornado Realty Trust, Series M, 5.25%	58,715	1,336,353
Vornado Realty Trust, Series N, 5.25%	54,065	1,238,629
Vornado Realty Trust, Series O, 4.45%	54,065	1,037,507
Total Real Estate		44,829,673

TOTAL INVESTMENTS - 98.9%
(Cost $67,697,820)		64,524,859
Other Assets in Excess of Liabilities - 1.1%		731,011
Net Assets - 100.0%		$65,255,870

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$64,524,859	$—	$—	$64,524,859
Total	$64,524,859	$—	$—	$64,524,859